Shareholders' Deficit	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders’ Deficit

9. Shareholders’ Deficit

(a) Common Stock

In November of 2011, the Company amended and restated its articles of incorporation to decrease the number of authorized shares of common stock from 44,260,000 to 14,600,000. The authorized number shares of common stock at December 31, 2011 and 2012 was 14,600,000. In conjunction with the November 2011 amendment, the Company declared a 1:3 reverse stock split for all common shares. On November 1, 2013, the Company effected a 1:14 reverse stock split for all common shares. All references to share and per share amounts in the financial statements and accompanying notes to the financial statements have been retroactively restated to reflect the 1:14 reverse stock split.

On July 22, 2013, the Company amended its articles of incorporation to increase the number of authorized shares of common stock from 14,600,000 to 53,000,000. The authorized number of shares of common stock at December 31, 2013 was 53,000,000. In addition, on July 30, 2013, the Company assigned a par value to its common shares of $0.0001 in conjunction with its reincorporation in Delaware. The new par value per common share has been retroactively reflected in the financial statements for all periods presented.

(b) Preferred Stock

In November of 2011, the Company amended and restated its articles of incorporation so that each share of the issued and outstanding Series AA preferred stock and each share of the issued and outstanding Series BB preferred stock of the Company was converted into one share of Series A preferred stock. As of December 31, 2011 and 2012, all 36,460,000 authorized shares of preferred stock are designated as Series A preferred stock. On July 22, 2013, the Company amended its articles of incorporation to increase the number of authorized preferred shares from 14,600,000 to 100,000,000. In addition, on July 30, 2013, the Company assigned a par value to its preferred shares of $0.0001 in conjunction with its reincorporation in Delaware. The new par value per preferred share has been retroactively reflected in the financial statements for all periods presented.

Holders of the Company’s preferred shares are entitled to receive, when and as declared by the board of directors and in preference to common shareholders, non-cumulative cash dividends at the rate of 8% per annum of the applicable original issue price on each outstanding preferred share. The original issue price of each share of Series A preferred stock was $0.60. No dividends were declared during 2011 or 2012 or in the first nine months of 2013. Dividends cannot be granted for common shareholders while shares of preferred stock remain outstanding.

The holders of preferred shares have the right to one vote for each common share into which the preferred shares are convertible. Upon the liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the preferred shareholders will be paid out an amount equal to the original issue price plus all declared and unpaid dividends. If, upon any liquidation, distribution, or winding up of the Company, and the assets of the Company are insufficient to make payment in full to all holders of preferred shares of the liquidation preference, then such assets shall be distributed among the holders of preferred shares ratably in proportion to the full amounts to which they would be entitled.

The convertible preferred shares may be converted into common shares at any time at the option of the holder utilizing the then effective Series A preferred conversion price. All preferred shares shall be automatically converted into common shares utilizing the then effective Series A preferred conversion price upon a) the election of the holders of a majority of the outstanding shares of Series A preferred stock, or b) the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933 covering the sale of the Company’s common stock if gross proceeds are at least $20,000,000 and the per share price is at least $25.20.

The effective conversion price is equal to the original issue price divided by $25.20 as may be adjusted for dilutive issuances of common shares, common share rights or options, common share splits and combinations, dividends, and distributions. The effective conversion rate is not adjusted for issuances of common share options, warrants or rights to employees, directors, or non-employee service providers.

During the year ended December 31, 2013, 42,245,834 shares of Series A preferred stock were issued for the conversion of approximately $20,231,000 of debt and $2,581,000 of accrued interest, primarily to related parties (see Notes 6 and 7).